Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue
Note 4.    Revenue

4.1.    Principal revenue generating activities

As one of the largest E&T Group by revenue, Technip Energies Group offers what it characterizes as a full range of design and project development services to its customers spanning the downstream value chain, from early engagement technical consulting through final acceptance testing.

The Group's offering to its clients consists of Project Delivery, and Technology, Products and Services, Technip Energies Group business focuses on the study, engineering, procurement, construction, and project management of the entire range of onshore and offshore facilities related to gas monetization, refining, and chemical processing from biofuels and hydrocarbons.

The majority of the Technip Energies Group revenue is from long-term contracts associated with designing and manufacturing products and systems and providing services to customers involved in the energy sector.

Many of these contracts provide a combination of engineering, procurement, construction, project management and installation services, which may last several years. Management has determined that contracts of this nature have generally one performance obligation. In these contracts, the final product is highly customized to the specifications of the field and the customer’s requirements. Therefore, the customer obtains control of the asset over time, and thus revenue is recognized over time.

Therefore, the customer obtains control of the asset over time, and thus revenue is recognized over time. These customized products do not have an alternative use for the Group and the Group has an enforceable right to payment plus reasonable profit for performance completed to date.

4.2.    Disaggregation of revenue

The Technip Energies Group disaggregates revenue by geographic location as follows:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Europe & Russian Federation	3,592.5	2,754.7	2,603.9
Africa & Middle East	1,394.0	1,172.6	1,445.1
Asia Pacific	867.9	960.2	1,023.1
Americas	579.3	861.0	696.6
TOTAL REVENUE	6,433.7	5,748.5	5,768.7

4.3.    Contract balances

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, revenues in excess of billings on uncompleted contracts (contract assets), and billings in excess of revenues on uncompleted contracts (contract liabilities) on the consolidated statement of financial position.

Contract Assets - Previously disclosed as revenue in excess of billings on uncompleted contracts, contract assets include unbilled amounts typically resulting from sales under long-term contracts when revenue is recognized over time and revenue recognized exceeds the amount billed to a customer, and right to payment is not just subject to the passage of time. Amounts may not exceed their net realizable value. Contract Assets are generally classified as current.

Contract Liabilities - The Group often receives advances or deposits from its customers, before revenue is recognized, resulting in contract liabilities.
The following table provides information about net contract assets (liabilities) as of December 31, 2021 and 2020:
(In millions of €)	December 31, 2021	December 31, 2020	Change	% change
Contract assets	331.8	271.8	60.0	22%
Contract (liabilities)	(3,206.5)	(3,025.4)	(181.1)	6%
NET LIABILITIES	(2,874.7)	(2,753.6)	(121.1)	4%

The portion of Contract Liabilities related to Yamal LNG Plant as of December 31, 2021 was €344.1 million and €690.9 million in 2020.

The increase in our contract assets from December 31, 2020, to December 31, 2021, was primarily due to the timing of milestones.

The increase in contract liabilities was primarily due to additional cash received, excluding amounts recognized as revenue during the period.

In order to determine revenue recognized in the period from contract liabilities, the Group allocates revenue to the individual contract liability balance outstanding at the beginning of the period until the revenue exceeds that balance. Revenue recognized for the years ended December 31, 2021 and 2020 that were included in the contract liabilities balance at December 31, 2020 and 2019 was €2,016.8 million and €1,473.3 million, respectively.

Revenue recognized for the years ended December 31, 2021, 2020 and 2019 from the Technip Energies Group's performance obligations satisfied in previous periods had a favorable impact of €434.0 million, €432.1 million and €727.0 million, respectively. This primarily relates to changes in the estimate of the stage of completion.

4.4.    Transaction price allocated to the remaining unsatisfied performance obligations

Remaining unsatisfied performance obligations (“backlog”) represent the transaction price for products and services for which we have an enforceable right but work has not been performed. Transaction price of the backlog includes the base transaction price, variable consideration, and changes in transaction price. The backlog table does not include contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed. The transaction price of backlog related to unfilled, confirmed customer orders is estimated at each reporting date. As of December 31, 2021 and 2020, the aggregate amount of the transaction price allocated to backlog was €15,916.9 million and €11,490.8 million, respectively.

The following table details the backlog as of December 31, 2021:

(In millions)	December 31, 2022	December 31, 2023	December 31, 2024+
Total remaining unsatisfied performance obligations	6,225.5	4,199.4	5,492.0

The following table details the backlog as of December 31, 2020:

(In millions)	December 31, 2021	December 31, 2022	December 31, 2023+
Total remaining unsatisfied performance obligations	5,718.4	3,326.7	2,445.7